Income Taxes - Operating loss and credit carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Operating loss and credit carryforwards
Net operating loss carryforwards	$ 123.0
Percentage of limitation of taxable income of operating loss carryforwards	80.00%
Federal
Operating loss and credit carryforwards
Net operating loss carryforwards	$ 334.0
Research credit carryforwards	2.4
State
Operating loss and credit carryforwards
Net operating loss carryforwards	49.0
Research credit carryforwards	2.3
Foreign
Operating loss and credit carryforwards
Net operating loss carryforwards	$ 27.0